SCHEDULE OF NET DEFERRED TAX ASSETS (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	$ (81,698)	$ (121,901)	$ (148,013)
Tax losses	81,698	121,901
Provisions	81,698	121,901
Total deferred tax assets	1,875,127	2,554,134	2,618,512
Total deferred tax liabilities	(37,102)	(127,388)	(161,787)
Net deferred tax assets on temporary differences not brought to account	(1,838,025)	(2,426,746)	(2,456,725)
Total net deferred tax assets/(liabilities)			(148,013)
Brand names [member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(81,698)	(121,901)	(148,013)
Trade Debtor [member]
IfrsStatementLineItems [Line Items]
Provisions		222,144	58,041
Capital Raising Costs [member]
IfrsStatementLineItems [Line Items]
Provisions	313,518	582,168	661,863
Intangible Assets And Goodwill [member]
IfrsStatementLineItems [Line Items]
Provisions	1,058,658	1,407,570	1,456,225
Provisions [member]
IfrsStatementLineItems [Line Items]
Provisions	502,950	342,252	442,383
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	$ (37,102)	$ (127,388)	$ (161,787)